Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted net income per share
	For the Years Ended December 31,
	2017	2016	2015
Net income available to common shareholders for basic and diluted net income per common share	$2,590,931	$2,433,720	$945,577
Weighted average common shares outstanding – basic	9,864,479	8,767,738	8,200,000
Effect of dilutive securities:
Warrants issued to third party	-	-	960,087
Weighted average common shares outstanding – diluted	9,864,479	8,767,738	9,160,087
Net income per common share – basic	$0.26	$0.28	$0.12
Net income per common share – diluted	$0.26	$0.28	$0.10